FINANCIAL INSTRUMENTS – FAIR VALUE	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS – FAIR VALUE

14.	FINANCIAL INSTRUMENTS – FAIR VALUE

Items measured at fair value (in thousands):

	As of
	September 30, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	$19,352	$-	$-	$19,352	$9,449	$-	$-	$9,449
Total Financial Assets Measured at Fair Value (FV)	$19,352	$-	$-	$19,352	$9,449	$-	$-	$9,449

In the periods presented there have been no transfers between Level 1, Level 2 and Level 3.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED